LICENSES	12 Months Ended
Dec. 31, 2014
LICENSES.
LICENSES

12. LICENSES

        In connection with providing telecommunication services, the Group has been issued various GSM operating licenses by the local communication authorities.

        As of December 31, 2014 and 2013, the value of the Group's telecommunications licenses was as follows:

	December 31,
	2014	2013
Armenia	8,782	5,982
Russia	1,825	291
Ukraine	117	123

Licenses, at cost	10,724	6,396
Accumulated amortization	(5,226)	(3,194)

Licenses, net	5,498	3,202

        Amortization expense for the years ended December 31, 2014, 2013 and 2012 amounted to 598 million, RUB 544 million and RUB 662 million, respectively.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2014, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant. The weighted-average period until the next renewal of licenses in the Russian Federation is four years.

        The license for the provision of telecommunications services in Ukraine was renewed in 2013 and is valid until 2026. The license for the provision of telecommunication services in Armenia is valid until 2019. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in the cessation of the Group's operational activity in Turkmenistan. However, in July 2012, the Turkmenistan Ministry of Communications granted the Group GSM and 3G licenses for a three-year term and the Group recommenced its operations in Turkmenistan. For a description of matters related to licenses for the provision of telecommunication services in Uzbekistan see Note 4.

        Based on the cost of amortizable operating licenses existing at December 31, 2014 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2019 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2015	970
2016	973
2017	970
2018	970
2019	849
Thereafter	766

Total	5,498

        The actual amortization expense reported in future periods could differ from these estimates as a result of new intangible assets acquisitions, changes in useful lives and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include targets for service start date, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.